LEASES, Ending Balance and Depreciation of Right-of-Use Assets by Types of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	€ 94.8	€ 98.9
Net Book Value	184.5	233.3	€ 0.0
Right-of-use assets [member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	103.8	98.9
Real Estate [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	98.5	40.8
Net Book Value	178.3	217.0
Vessels [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	0.0	56.7
Net Book Value	0.0	11.7
IT Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	1.6	1.0
Net Book Value	2.0	3.0
Machinery and Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	3.6	0.4
Net Book Value	3.5	1.5
Office Furniture and Equipment [Member]
Ending Balance and Depreciation of Right-Of-Use Assets [Abstract]
Depreciation	0.1	0.0
Net Book Value	€ 0.7	€ 0.1